BlackRock Capital Appreciation Portfolio Investment Strategy - BlackRock Capital Appreciation Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	BlackRock Advisors, LLC (“BlackRock” or “Subadviser”), subadviser to the Portfolio, under normal market conditions, invests at least 80% of the Portfolio’s net assets in a portfolio of large capitalization equity securities. BlackRock considers large capitalization equity securities to be those issued by companies with market capitalizations, at the time of purchase by the Portfolio, of at least $1 billion. The Portfolio will, under normal circumstances, invest primarily in equity securities issued by companies with market capitalizations, at the time of purchase by the Portfolio, of at least $2 billion. The Portfolio may invest in foreign securities and convertible securities. Stock Selection BlackRock seeks to identify long-term, structural investment themes that are reshaping the global economy. Within these themes, BlackRock looks to invest in fundamentally sound companies that have above-average return potential based on factors such as revenue and earnings growth, estimate revisions, profitability, and relative value. BlackRock emphasizes large companies that exhibit above-average growth and accelerating earnings. The factors and their relative importance may change as market conditions evolve. BlackRock’s disciplined investment process emphasizes bottom-up stock selection as the primary driver of returns, while incorporating quantitative tools to enhance decision-making. The portfolio construction process involves the use of a quantitative, optimization-assisted process that considers the risk and factor profile of individual securities. This helps to express the highest conviction stock-specific views while mitigating style and macro exposure. While BlackRock generally expects to invest across a broad range of industries, it may favor companies in those industries that appear to offer higher potential for long-term growth. BlackRock may sell a stock when, in their opinion, the stock reaches its price target, there is a deterioration in the company’s future growth prospects, an inability to sustain earnings momentum, less attractive valuation, a significant price change or more compelling investment opportunities elsewhere. The Portfolio intends to invest its assets in approximately 30-60 U.S.-traded companies, although the number of holdings may vary. The Portfolio typically will be fully invested. A significant portion of the Portfolio’s assets is expected to be invested in stocks of companies listed in the Russell 1000® Growth Index. The Portfolio seeks to outperform the Russell 1000® Growth Index over a market cycle. The Russell 1000® Growth Index tracks growth companies included in the Russell 1000® Index, which is composed of the 1,000 largest U.S. companies based on total market capitalization. As of December 31, 2025, the Russell 1000® Growth Index included companies with market capitalizations of $144.9 million and above.